FINANCE INCOME AND FINANCE EXPENSES - Schedule of Finance Income and Finance Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Income And Expenses [Abstract]
Foreign exchange gain	$ 7,724	$ 1,433	$ 375
Interest income	102	137	259
Total finance income	7,826	1,570	634
Foreign exchange loss	5	117	1,298
Unwinding of deferred consideration	211	1,289	735
Interest expense on lease liabilities	324	249	165
Interest expense on borrowings	7,068	1,260	0
Other finance results	838	180	73
Total finance expenses	8,446	3,095	2,271
Net finance expense	(620)	$ (1,525)	$ (1,637)
Net interest income from settlements of derivative financial instruments	1,178
Other finance fees relating to bank fees	$ (728)